Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
14.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2019, the Company had a balance of $6,033 due from a related party which was indirectly controlled Mr. Guo'an Hu, one of the shareholders of 39Pu, generated from sales of dark tea products prior to acquisition of 39Pu by the Company. As of June 30, 2019, the Company had no balances due from or due to related parties.

During the six months ended December 31, 2019 and 2018, the Company did not incur significant related party transactions.